Related-Party Balances and Transactions (Details) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 22, 2023 CNY (¥)
Related-party Balances and Transactions [Line Items]
Equity interests percentage				15.41%
Cash				¥ 10,463
Puyi Enterprise Management Consulting Co., Ltd [Member]
Related-party Balances and Transactions [Line Items]
Other revenues derived from the provided service	¥ 3,704	¥ 14,651
Account receivable
AIX [Member]
Related-party Balances and Transactions [Line Items]
Repurchase equity interests percentage				4.46%
Fanhua Puyi Fund Sales Co., Ltd. [Member]
Related-party Balances and Transactions [Line Items]
Subsidiary rate				4.46%